Supplemental Oil and Gas Information - Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Property acquisition costs, proved	$ 230,910	$ 92,010	$ 21,337
Property acquisition costs, unproved	235,652	176,832	69,729
Exploration and extension well costs	72,875	132,138	12,731
Development	63,006	107,651	28,253
Total	$ 602,443	$ 508,631	$ 132,050